Subsequent Events (Details) - Non Adjusting Events After Reporting Period [Member] - ILS (₪) ₪ in Thousands	Mar. 25, 2024	Jan. 01, 2024
Subsequent Events (Details) [Line Items]
Shares sold (in Shares)		2,150,000
Purchase price		₪ 2,108
Purchase price		₪ 819
Bottom of Range [Member]
Subsequent Events (Details) [Line Items]
Commitment amount	₪ 10,000
Top of Range [Member]
Subsequent Events (Details) [Line Items]
Commitment amount	₪ 15,000